Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#) ($)		(% of principal balance)	(#) ($)		(% of principal balance)	(#) ($)		(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Unsecured consumer loans
Blue Elephant Loan Trust 2015-1 CIK # 0001649370[1]		WebBank[2]	5,841	$70,997,776.94	100%	1	$6,000	0.0085%[3]	1	$6,000	0.0085%	0	0	N/A	0	0	N/A	0	0	N/A	0	0	N/A
		N/A
Total			5,841	$70,997,776.94		1	$6,000		1	$6,000		0	0		0	0		0	0		0	0
Asset Class Y	N/A
Issuing Entity B	N/A	N/A
Total
Total			5,841	$70,997,776.94		1	$6,000		1	$6,000		0	0		0	0		0	0		0	0

[1]	Note: this CIK belongs to Blue Elephant Loan Trust I, LLC, as the Original Purchaser in the transaction and an affiliate of the Issuing Entity.
[2]	The Assets were originated by WebBank and were sold (i) by WebBank to Prosper Funding LLC (“Prosper”), (ii) by Prosper to the Securitizer, and (iii) by the Securitizer (through an affiliated depositor) to the Issuing Entity. The Asset repurchase reported herein was made by Prosper from the Issuing Entity.
[3]	Note: this percentage is a rounded percentage.